Directors' and key management remuneration	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Key Management Personnel [Abstract]
Directors' and key management remuneration
37 Directors’ and key management remuneration
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2021 US$'000	2020 US$'000	2019 US$'000
Emoluments	6,568	6,686	7,524
Long-term incentive plans	1,587	8,974	4,748
	8,155	15,660	12,272
Pension contributions: defined contribution plans	9	29	42
Gains made on exercise of share options	—	—	—
The Group defines key management personnel as the directors and certain members of the Executive Committee, as described on page 171. The Executive Committee comprises the executive directors, product group chief executive officers and Group executives. Details of the directors and members of the Executive Committee identified as key management are shown in the Directors' Report on pages 134 to 137.
The aggregate remuneration including pension contributions incurred by Rio Tinto plc in respect of its directors was US$7,522,000 (2020: US$14,983,000; 2019: US$11,565,000). The aggregate pension contribution to defined contribution plans was US$9,000 (2020: US$29,000; 2019: US$42,000). The aggregate remuneration, including pension contributions and other retirement benefits, incurred by Rio Tinto Limited in respect of its directors was US$642,000 (2020: US$707,000; 2019: US$749,000). The aggregate pension contribution to defined contribution plans was US$nil (2020: US$nil; 2019: US$nil).
During 2021, no director (2020:nil; 2019:nil) accrued retirement benefits under defined benefit arrangements, and two directors (2020: two; 2019: two) accrued retirement benefits under defined contribution arrangements.
Emoluments included in the table above have been translated from local currency at the average exchange rate for the year with the exception of bonus payments, which have been translated at the year-end rate.
37 Directors’ and key management remuneration continued
Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2021 US$'000	2020 US$'000	2019 US$'000
Short-term employee benefits and costs	18,184	21,685	22,075
Post-employment benefits	300	369	477
Employment termination benefits	—	2,789	310
Share-based payments	10,303	34,954	17,632
Total	28,787	59,797	40,494
The figures shown above include employment costs which comprise social security and accident premiums in Canada, the UK and payroll taxes in Australia paid by the employer as a direct additional cost of hire. In total, they amount to US$1,511,000 (2020: US$2,130,000; 2019: US$2,066,000).